Acquisition	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
On July 3, 2012, we acquired 100% ownership interest in Bay Bread, LLC and its La Boulange bakery brand (collectively “La Boulange”), to elevate our core food offerings and build a premium, artisanal bakery brand. We acquired La Boulange for a purchase price of approximately $100 million in cash. The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed on the closing date (in millions):

Fair Value at July 3, 2012
Property, plant and equipment	$18.1
Intangible assets	24.3
Goodwill	58.7
Other current and noncurrent assets	5.1
Current liabilities	(6.4)
Total cash paid	$99.8

The assets acquired and liabilities assumed are included in our Americas operating segment. Other current assets acquired primarily include cash, trade receivables, and inventory. In addition, we assumed various current liabilities primarily consisting of accounts payable and accrued payroll related liabilities. The intangible assets acquired as part of the transaction include the La Boulange trade name and proprietary recipes and processes. The La Boulange trade name was valued at $9.7 million and determined to have an indefinite life while the intangible asset relating to the proprietary recipes and processes was valued at $14.6 million and will be amortized over a period of 10 years. The $58.7 million of goodwill is deductible for income tax purposes and was allocated to our Americas operating segment.
On November 10, 2011, we acquired the outstanding shares of Evolution Fresh, Inc., a super-premium juice company, to expand our portfolio of product offerings and enter into the super-premium juice market. We acquired Evolution Fresh for a purchase price of $30 million in cash. The fair value of the net assets acquired on the acquisition date included $18 million of goodwill. Evolution Fresh is its own operating segment and is reported in “Other” along with our Seattle’s Best Coffee operating segment, our Digital Ventures business, and unallocated corporate expenses.
In the fourth quarter of fiscal 2011, we acquired the 50% ownership interest in Switzerland and Austria from our joint venture partner, Marinopoulos Holdings S.A.R.L, converting these markets to 100% owned company-operated markets, for a purchase price of $65.5 million. As a result of this acquisition, we adjusted the carrying value of our previous equity investment to fair value, resulting in a gain of approximately $55 million which was included in net interest income and other on our consolidated statements of earnings. The fair value of 100% of the net assets of these markets on the acquisition date was $131.0 million and was recorded on our consolidated balance sheets. Included in these net assets were $63.8 million of goodwill and $35.1 million in definite-lived intangible assets.
In the third quarter of fiscal 2011, we acquired the remaining 30% ownership of our business in the southern portion of China from our noncontrolling partner, Maxim’s Caterers Limited (Maxim’s). We simultaneously sold our 5% ownership interest in the Hong Kong market to Maxim’s.
In the first quarter of fiscal 2010, we acquired 100% ownership of our business in France, converting it from a 50% joint venture with Sigla S.A. (Grupo Vips) of Spain to a company-operated market. We simultaneously sold our 50% ownership interests in the Spain and Portugal markets to Grupo Vips, converting them to licensed markets.
In the fourth quarter of fiscal 2010, we acquired 100% ownership of our business in Brazil, converting it from a 49% joint venture with Cafés Sereia do Brasil Participações S.A of Brazil to a company-operated market.
In the fourth quarter of fiscal 2010, we acquired 100% ownership of a previously consolidated 50% joint venture in the US with Johnson Coffee Corporation, Urban Coffee Opportunities (“UCO”).
The following table shows the effects of the change in Starbucks ownership interest in UCO and our business in South China on Starbucks equity:

Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Transfers (to) from the noncontrolling interest:
Decrease in additional paid-in capital for purchase of interest in subsidiary	—	(28.0)	(26.8)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	$1,383.8	$1,217.7	$918.8